Document and Entity Information Document (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 10, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	AGCO CORP /DE
Entity Central Index Key	0000880266
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	S-4
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		97,194,732
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 3.6